United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 02/28/17

Item 1.	Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—52.3%
		Consumer Discretionary—6.7%
7,534	[1]	AMC Networks, Inc.	$450,609
4,198		Adidas AG	704,656
11,400		Aisin Seiki Co.	566,674
2,673	[1]	Amazon.com, Inc.	2,258,792
1,552	[1]	American Outdoor Brands Corp.	30,171
12,262		Aristocrat Leisure Ltd.	155,296
555	[1]	Asbury Automotive Group, Inc.	36,158
5,600		Asics Corp.	98,812
43,826		Barratt Developments PLC	278,352
610	[1]	Belmond Ltd.	7,900
2,447		Bloomin' Brands, Inc.	41,819
61		Bob Evans Farms, Inc.	3,461
1,100		Bridgestone Corp.	43,908
1,072	[1]	Burlington Stores, Inc.	95,419
336	[1]	Caesars Entertainment Corp.	3,175
1,530		Caleres, Inc.	45,701
3,911		Callaway Golf Co.	39,540
373		Cie Financiere Richemont SA	27,494
74,725	[1]	Clear Channel Outdoor Holdings, Inc., Class A	358,680
661		Clubcorp Holdings, Inc.	11,303
31,008		Comcast Corp., Class A	1,160,319
21,796		Compass Group PLC	405,327
2,798		Continental AG	568,303
307		Cooper Tire & Rubber Co.	12,418
378		Core Mark Holding Co., Inc.	12,293
498		Daimler AG	36,258
2,501		Dana Holding Corp.	47,244
3,724	[1]	Denny's Corp.	46,773
6,466		Dollarama, Inc.	497,924
754	[1]	Etsy, Inc.	9,138
4,941		Ferrari NV	322,116
35,550		Ford Motor Co.	445,441
7,200		Fuji Heavy Industries	269,964
770	[1]	G-III Apparel Group Ltd.	19,812
105,192		GKN PLC	470,043
539		GNC Holdings, Inc.	4,474
10,494		Gentex Corp.	220,689
145	[1]	Grand Canyon Education, Inc.	8,900
23,400		Hakuhodo DY Holdings, Inc.	287,876
111,371		Harvey Norman Holdings Ltd.	438,826
3,840		Hilton Worldwide Holdings, Inc.	219,648
9,309		Home Depot, Inc.	1,348,967
614	[1]	Hyatt Hotels Corp.	31,523
2,393		INDITEX	76,913

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
161	[1]	IRobot Corp.	$9,190
98,537		ITV PLC	248,058
15,300		Iida Group Holdings Co. Ltd.	258,930
105	[1]	Imax Corp.	3,397
13,915		International Game Technology PLC	375,705
2,000		Isuzu Motors Ltd.	26,799
569		Jack in the Box, Inc.	53,321
1,513		KB Home	26,856
51,026		Kingfisher PLC	208,523
4,603		L Brands, Inc.	242,210
514		LCI Industries	55,358
3,539	[1]	La Quinta Holdings, Inc.	49,051
1,739		La-Z-Boy, Inc.	46,953
16,941		Lagardere SCA	426,225
316,000		Li & Fung Ltd.	140,701
509	[1]	Liberty Media Corp-Liberty Formula One	15,626
755	[1]	Liberty Sirius Group, Class C	29,392
10,051		Linamar Corp.	446,324
429	[1]	Lions Gate Entertainment Corp.	10,716
14,778		MGM Resorts International	388,514
1,082	[1]	MSG Networks, Inc.	23,588
11,933		Magna International, Inc.	510,221
618		Marriott Vacations Worldwide Corp.	58,049
10,200		Mazda Motor Corp.	143,074
2,806		McDonald's Corp.	358,186
134		Meredith Corp.	8,402
2,293		Michelin, Class B	257,777
33,600		Mitsubishi Motors Corp.	217,630
2,137	[1]	Mohawk Industries, Inc.	483,731
102	[1]	NVR, Inc.	197,367
3,557	[1]	NetFlix, Inc.	505,556
2,749		New York Times Co., Class A	39,586
732		Nexstar Media Group, Inc.	50,471
5,900		Nissan Motor Co. Ltd.	58,133
1,291		Nutri/System, Inc.	60,031
3,879		Office Depot, Inc.	16,175
1,219	[1]	Ollie's Bargain Outlet Holdings, Inc.	38,216
4,176		PSA Peugeot Citroen	79,529
290		PVH Corp.	26,564
56,300		Panasonic Corp.	618,501
122		Pandora A/S	13,918
2,246	[1]	Party City Holdco, Inc.	32,455
7,817		Penske Automotive Group, Inc.	393,195
4,211		Persimmon PLC	107,763
1,012	[1]	Pinnacle Entertainment, Inc.	17,568
3,020		ProSiebenSat.1 Media SE	121,222
1,410		Realestate.com.au Ltd.	60,935
8,831		SES SA	180,317
543,000		SJM Holdings Ltd.	445,606

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
51,200		Sands China Ltd.	$213,393
7,700		Sega Sammy Holdings, Inc.	113,361
5,800		Sekisui House Ltd.	92,760
1,700		Shimamura Co. Ltd.	220,083
78	[1]	Shutterfly, Inc.	3,540
107		Signet Jewelers Ltd.	6,804
1,091		Sodexho Alliance SA	119,755
1,266		Sonic Corp.	32,004
17,600		Sony Corp.	545,066
4,551		Starbucks Corp.	258,815
334		Sturm Ruger & Co., Inc.	16,650
12,000		Suzuki Motor Corp.	469,799
5,995		TJX Cos., Inc.	470,308
44,528		Taylor Woodrow PLC	99,525
2,039		Tile Shop Hldgs., Inc.	35,886
7,033		Time Warner, Inc.	690,711
11,200		Toho Co. Ltd.	317,171
18,200		Toyoda Gosei Co. Ltd.	464,419
11,100		Toyota Motor Corp.	629,489
2,700	[1]	Ulta Beauty, Inc.	738,261
1,976		Valeo SA	121,529
28,887		Vivendi SA	508,787
45		Volkswagen AG	6,813
7,742		Walt Disney Co.	852,317
4,114		Whirlpool Corp.	734,719
700		Yamaha Motor Co.	16,214
3,244	[1,2,3]	Zalando SE	129,810
		TOTAL	28,312,713
		Consumer Staples—3.9%
2,619		Alimentation Couche-Tard, Inc., Class B	116,457
582		Altria Group, Inc.	43,604
326		Andersons, Inc.	12,893
876		Anheuser-Busch InBev NV	95,821
4,332		Archer-Daniels-Midland Co.	203,474
17,274	[1]	Blue Buffalo Pet Products, Inc.	422,177
8,764		British American Tobacco PLC	552,617
1,231		Brown-Forman Corp., Class B	60,024
7,105		CVS Health Corp.	572,521
821		Cal-Maine Foods, Inc.	31,157
642		Calavo Growers, Inc.	36,209
103	[1]	Central Garden & Pet Co., Class A	3,291
10,480	[1]	Coca-Cola HBC AG	253,022
5,983		ConAgra Foods, Inc.	246,559
5,462		Coty, Inc., Class A	102,576
2,273		Dean Foods Co.	41,460
31,779		Diageo PLC	894,793
1,082	[1]	Edgewell Personal Care Co.	79,895
430		Fresh Del Monte Produce, Inc.	24,884
565	[1]	HRG Group, Inc.	10,385

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
879		Henkel KGAA	$94,810
9,893		Imperial Brands PLC	466,303
48		J & J Snack Foods Corp.	6,422
7,500		Japan Tobacco, Inc.	250,806
27,774		Koninklijke Ahold Delhaize NV	590,603
6,648		Kraft Heinz Co. (The)	608,359
13,664		Lamb Weston Holdings, Inc.	535,492
38		Lancaster Colony Corp.	5,008
7,922		Marine Harvest ASA	138,658
9,307		Metro, Inc.	271,390
9,084		Molson Coors Brewing Co., Class B	911,943
10,000		NH Foods Ltd.	266,421
16,371		Nestle SA	1,210,698
4,104		Nu Skin Enterprises, Inc.	203,312
13,183		ORKLA ASA	116,061
738		PepsiCo, Inc.	81,461
1,338	[1]	Performance Food Group Co.	31,577
5,312		Philip Morris International, Inc.	580,867
8,238		Pinnacle Foods, Inc.	470,637
11,215		Procter & Gamble Co.	1,021,350
62		Sanderson Farms, Inc.	5,893
13,309		Saputo, Inc.	457,027
1,651		Spectrum Brands Holdings, Inc.	224,074
900		Sundrug Co. Ltd.	59,178
10,115		Sysco Corp.	533,263
14,115		Tate & Lyle PLC	130,369
11,779		The Coca-Cola Co.	494,247
29,721		Treasury Wine Estates Ltd.	271,050
6,181		Tyson Foods, Inc., Class A	386,683
6,315	[1]	US Foods Holding Corp.	173,978
388	[1]	USANA Health Sciences, Inc.	22,523
2,027		Unilever N.V. - CVA	95,830
156		WD 40 Co.	17,144
11,327		Wal-Mart Stores, Inc.	803,424
376		Walgreens Boots Alliance, Inc.	32,479
100		Weis Markets, Inc.	6,000
5,567	[1]	WhiteWave Foods Co., Class A	306,630
110,187		William Morrison Supermarkets PLC	331,829
12,900		Yamazaki Baking Co. Ltd.	258,787
		TOTAL	16,276,405
		Energy—3.1%
6,734		Anadarko Petroleum Corp.	435,353
1,183		Archrock, Inc.	16,148
111,255		BP PLC	627,270
7,973		Baker Hughes, Inc.	480,612
20,619	[1]	CONSOL Energy, Inc.	321,038
1,892		CVR Energy, Inc.	43,365
13,480		Chevron Corp.	1,516,500
79	[1]	Clayton Williams Energy, Inc.	10,693

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
2,088		Delek US Holdings, Inc.	$50,258
17,504		Enagas SA	429,660
16,636		Exxon Mobil Corp.	1,352,839
558	[1]	FMSA Holdings, Inc.	5,290
1,631		Green Plains, Inc.	40,856
21,207		Halliburton Co.	1,133,726
15,500		Idemitsu Kosan Co. Ltd.	498,457
2,000		Inpex Corp.	19,891
107,700		JX Holdings, Inc.	512,945
596	[1]	Mammoth Energy Services, Inc.	12,814
10,138		Marathon Petroleum Corp.	502,845
6,487	[1]	McDermott International, Inc.	47,744
12,989		Neste Oyj	452,399
1,949		Nordic American Tanker Shipping Ltd.	15,475
441		OMV AG	16,848
7,860		ONEOK, Inc.	424,833
85	[1]	PDC Energy, Inc.	5,745
770		Patterson-UTI Energy, Inc.	21,267
19,811		Petrofac Ltd.	219,163
19,684		RPC, Inc.	393,680
22,752		Royal Dutch Shell PLC, Class B	616,160
1,202		Schlumberger Ltd.	96,593
19,200		Showa Shell Sekiyu KK	193,099
102,029		Snam SpA	406,511
8,232		Suncor Energy, Inc.	256,282
40,000		TonenGeneral Sekiyu KK	478,164
6,391		Total SA	319,173
377		US Silica Holdings, Inc.	19,065
8,446		Valero Energy Corp.	573,906
1,532		Western Refining, Inc.	55,949
9,189		World Fuel Services Corp.	332,366
		TOTAL	12,954,982
		Financials—9.8%
11,520		AGEAS	437,718
9,600		AIA Group Ltd.	60,588
29,764		AXA SA	702,951
5,640		Admiral Group PLC	128,002
13,674		Aegon N.V.	72,662
5,617		Allianz SE	977,095
11,900		Allstate Corp.	977,704
21,604		Ally Financial, Inc.	485,874
420	[1]	Ambac Financial Group, Inc.	9,282
4,159		Ameriprise Financial, Inc.	546,908
155		Amerisafe, Inc.	9,967
66		Argo Group International Holdings Ltd.	4,419
1,730		Assurant, Inc.	171,270
2,798		Astoria Financial Corp.	51,735
50		BNP Paribas SA	2,923
130,500		BOC Hong Kong (Holdings) Ltd.	515,396

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
192		Banco Bilbao Vizcaya Argentaria SA	$1,259
11,596		Banco Santander SA	63,382
1,786		Bancorpsouth, Inc.	55,366
2,125		Bank Hapoalim Ltd.	13,114
54,532	[1]	Bank Leumi Le-Israel	239,234
93,688		Bank of America Corp.	2,312,220
3,756		Bank of Montreal	285,023
6,948		Bank of Nova Scotia	403,007
18,674		Bank of Queensland	169,460
20,539		Bankia SA	20,320
30,538		Barclays PLC	85,712
21,354		Bendigo Bank	199,546
5,191	[1]	Berkshire Hathaway, Inc., Class B	889,841
705		Blackrock, Inc.	273,159
3,084		Boston Private Financial Holdings	53,045
3,114		CNO Financial Group, Inc.	65,114
23,691		CNP Assurances	439,031
2,406		CVB Financial Corp.	57,142
5,088		CYS Investments, Inc.	40,806
8,018		Canadian Imperial Bank of Commerce	703,944
4,404		Capstead Mortgage Corp.	46,594
1,486		Cathay Bancorp, Inc.	58,370
891		CenterState Banks of Florida	22,017
783		Chemical Financial Corp.	41,710
74,000		Chiba Bank Ltd.	517,707
17,092		Citigroup, Inc.	1,022,273
3,945		Commonwealth Bank of Australia, Sydney	249,084
151,619		Corp Mapfre SA	469,536
40,867		Credit Agricole SA	491,884
1,200		DBS Group Holdings Ltd.	16,021
9,693		Danske Bank	323,751
52,648		Direct Line Insurance Group PLC	224,544
8,797		Discover Financial Services	625,819
3,271		DnB ASA	53,723
13,012	[1]	Donnelley Financial Solutions, Inc.	300,707
11,840	[1]	E*Trade Financial Corp.	408,598
8,741		East West Bancorp, Inc.	473,063
469		Enterprise Financial Services Corp.	20,613
2,206		Erste Group Bank AG	64,221
1,071	[1]	Essent Group Ltd.	37,282
2,461		EverBank Financial Corp.	47,842
167		Evercore Partners, Inc., Class A	13,285
290	[1]	FCB Financial Holdings, Inc.	14,094
973	[1]	FNFV Group	12,114
2,119		First Midwest Bancorp, Inc.	51,767
2,633	[1]	Genworth Financial, Inc., Class A	10,769
16,495		Gjensidige Forsikring ASA	258,198
1,090		Great Western Bancorp, Inc.	46,587
1,333		Great-West Lifeco, Inc.	36,371

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
77,455		HSBC Holdings PLC	$621,817
4,195		Hannover Rueck SE	473,744
4,663		Hanover Insurance Group, Inc.	419,763
6,551		Hartford Financial Services Group, Inc.	320,278
370		Heartland Financial USA, Inc.	18,333
2,191		Home Bancshares, Inc.	61,655
274	[1]	HomeStreet, Inc.	7,480
2,000		Hong Kong Exchanges & Clearing Ltd.	49,622
2,463		Hope Bancorp, Inc.	52,708
272	[1]	INTL FCStone, Inc.	10,268
400		Iberiabank Corp.	33,900
6,314		Industrial Alliance Insurance & Financial Services, Inc.	262,077
541		Industrivarden AB	10,709
23,284		Intesa Sanpaolo SpA	54,349
3,074		Invesco Mortgage Capital, Inc.	47,801
4,445		Investors Bancorp, Inc., New	65,030
28,972		JPMorgan Chase & Co.	2,625,443
286	[1]	Julius Baer Group Ltd.	14,010
464	[1]	KCG Holdings, Inc.	6,426
579		Kearny Financial Corp.	8,888
10,445		Lazard Ltd., Class A	449,762
646		LegacyTexas Financial Group, Inc.	27,513
96,121		Legal & General Group PLC	296,353
4,266	[1]	MBIA, Inc.	44,025
5,182	[1]	MGIC Investment Corp.	55,188
206		MSCI, Inc., Class A	19,486
2,124		MTGE Investment Corp.	35,152
5,752		Macquarie Group Ltd.	381,398
116,600		Mitsubishi UFJ Financial Group, Inc.	775,915
15,675		Morgan Stanley	715,877
15,214		NN Group NV	473,030
15,784		National Australia Bank Ltd., Melbourne	386,299
1,403		National Bank of Canada, Montreal	59,872
2,608	[1]	Nationstar Mortgage Holdings, Inc.	47,361
24,851		Navient Corp.	382,954
1,074		New Residential Investment Corp.	18,118
28,000		Nomura Holdings, Inc.	182,353
59,013		Nordea Bank AB	691,580
2,788		Northwest Bancshares, Inc.	50,574
657		OM Asset Management PLC	9,796
200,494		Old Mutual PLC	544,074
8,004		Old Republic International Corp.	165,763
2,571		Oritani Financial Corp.	44,221
1,500		Oversea-Chinese Banking Corp. Ltd.	10,126
4,942		PNC Financial Services Group	628,771
1,057		Partners Group Holding AG	553,225
1,856		Pennymac Mortgage Investment Trust	31,292
2,361		Popular, Inc.	104,026
800		Primerica, Inc.	64,600

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
1,006		PrivateBancorp, Inc.	$56,940
13,410		Progressive Corp. Ohio	525,404
40,973		RSA Insurance Group PLC	304,748
3,354		Radian Group, Inc.	62,418
311		Raiffeisen Bank International AG	6,905
3,166		RenaissanceRe Holdings Ltd.	467,428
16,268		Royal Bank of Canada, Montreal	1,181,702
13,965		Scor Regroupe	504,686
48,599		Skand Enskilda BKN, Class A	556,505
8,488		Societe Generale, Paris	377,257
49,074	[1]	Standard Chartered PLC	439,860
2,440		Sterling Bancorp	60,390
414		Sun Life Financial Services of Canada	15,024
3,515		TD Ameritrade Holding Corp.	137,436
9,358		TP ICAP PLC	56,784
13,626		The Bank of New York Mellon Corp.	642,330
4,458		The Travelers Cos, Inc.	544,946
55,087		Three I Group	470,581
16,965		Toronto-Dominion Bank	874,434
826		Trustmark Corp.	27,291
240		U.S. Bancorp	13,200
13,011		UBS Group AG	200,583
464		United Financial Bancorp, Inc.	8,287
21,831		United Mizrahi Bank Ltd.	364,398
40,300		United Overseas Bank Ltd.	617,742
696		Universal Insurance Holdings, Inc.	18,757
589	[1]	Walker & Dunlop, Inc.	23,943
33,991		Wells Fargo & Co.	1,967,399
20,238		Westpac Banking Corp. Ltd.	523,130
8	[1]	Wins Finance Holdings, Inc.	2,233
		TOTAL	40,948,509
		Health Care—6.0%
9,241		Abbott Laboratories	416,584
1,228	[1]	Acorda Therapeutics, Inc.	32,481
2,420	[1]	Actelion Ltd.	651,350
1,535	[1]	Aduro Biotech, Inc.	17,269
3,387		Aetna, Inc.	436,110
6,966	[1]	Agios Pharmaceuticals, Inc.	337,433
1,669	[1]	Alexion Pharmaceuticals, Inc.	219,056
12,300		Alfresa Holdings Corp.	221,365
1,049		Allergan PLC	256,816
844	[1]	Amedisys, Inc.	40,698
6,112		Amgen, Inc.	1,078,951
267	[1]	Amphastar Pharmaceuticals, Inc.	4,130
3,833		Anthem, Inc.	631,755
1,172	[1]	Array BioPharma, Inc.	13,478
267		AstraZeneca PLC	15,389
1,342		Bayer AG	147,646
13,370		Bristol-Myers Squibb Co.	758,212

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
16,628		Bruker Corp.	$401,566
1,851		CIGNA Corp.	275,614
8,348		CSL Ltd.	753,346
969	[1]	Cambrex Corp.	54,603
141		Cardinal Health, Inc.	11,473
305	[1]	Cardiovascular Systems, Inc.	8,662
2,019	[1]	Catalent, Inc.	57,945
2,659	[1]	Celgene Corp.	328,413
56		Coloplast, Class B	3,950
495	[1]	Corcept Therapeutics, Inc.	4,450
148	[1]	Corvel Corp.	5,979
153	[1]	Cotiviti Holdings, Inc.	5,734
836	[1]	Cynosure, Inc., Class A	55,176
22,600		Daiichi Sankyo Co. Ltd.	515,388
4,550		Danaher Corp.	389,252
711	[1]	Diplomat Pharmacy, Inc.	9,634
1,200	[1,4,5]	Dyax Corp., CVR	1,332
1,065	[1]	Emergent Biosolutions, Inc.	33,420
2,561	[1]	Exelixis, Inc.	55,138
5,783	[1]	Express Scripts Holding Co.	408,569
2,158	[1]	FibroGen, Inc.	53,950
8,353		Fresenius SE & Co. KGaA	663,583
32		Galenica Holding AG	37,548
340	[1]	Genmab A/S	67,384
1,387	[1]	Genomic Health, Inc.	41,874
6,491		Gilead Sciences, Inc.	457,486
54	[1]	Glaukos Corp.	2,457
43,524		GlaxoSmithKline PLC	890,158
4,202	[1]	HCA Holdings, Inc.	366,582
471	[1]	HMS Holdings Corp.	8,775
1,268	[1]	Haemonetics Corp.	47,334
130	[1]	Halozyme Therapeutics, Inc.	1,667
1,313	[1]	Halyard Health, Inc.	51,286
2,548	[1]	Henry Schein, Inc.	437,135
2,481		Humana, Inc.	524,111
35	[1]	ICU Medical, Inc.	5,264
1,012	[1]	INC Research Holdings, Inc., Class A	44,174
654	[1]	Illumina, Inc.	109,480
1,215	[1]	Impax Laboratories, Inc.	17,314
4,098	[1]	Incyte Genomics, Inc.	545,444
3,608	[1]	Intercept Pharmaceuticals, Inc.	460,345
7,317		Johnson & Johnson	894,211
13,215	[1]	Juno Therapeutics, Inc.	317,689
542	[1]	LHC Group, Inc.	26,027
6,845		Lilly (Eli) & Co.	566,834
1,300		Lonza AG	239,157
543	[1]	MacroGenics, Inc.	11,479
689	[1]	Magellan Health, Inc.	47,644
10,100		Medipal Holdings Corp.	166,579

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
4,626		Medtronic PLC	$374,290
8,744		Merck & Co., Inc.	575,967
1,550	[1]	Merit Medical Systems, Inc.	47,740
4,889	[1]	MiMedx Group, Inc.	41,899
15,200		Mitsubishi Tanabe Pharma Corp.	312,685
869	[1]	Natus Medical, Inc.	32,175
9,881		Novartis AG - REG	771,621
14,207		Novo Nordisk A/S, Class B	503,158
895	[1]	Nxstage Medical, Inc.	25,561
602	[1]	Omnicell, Inc.	22,891
815	[1]	PRA Health Sciences, Inc.	48,093
211	[1]	Parexel International Corp.	13,650
36,858		Pfizer, Inc.	1,257,595
12,417	[1]	Premier, Inc.	390,266
105	[1]	Prestige Brands Holdings, Inc.	5,945
3,134	[1]	Quality Systems, Inc.	47,825
5,251	[1]	Quintiles IMS Holdings, Inc.	406,375
532	[1]	Regeneron Pharmaceuticals, Inc.	198,702
1,485	[1]	Repligen Corp.	46,792
1,225		Roche Holding AG-GENUSSCHEIN	298,372
6,064		Roche Holding AG-GENUSSCHEIN	1,477,003
4,205		Sanofi	362,381
4,578		Shire PLC	275,714
1,863	[1]	Supernus Pharmaceuticals, Inc.	47,879
232	[1]	Surgical Care Affiliates, Inc.	13,159
4,800		Suzuken Co. Ltd.	162,351
1,500		Taisho Pharmaceutical Holdings Co. Ltd.	122,163
679	[1]	Tivity Health, Inc.	19,623
328	[1]	United Therapeutics Corp.	48,452
6,129		UnitedHealth Group, Inc.	1,013,614
5,852	[1]	Vertex Pharmaceuticals, Inc.	530,308
386	[1]	Wellcare Health Plans, Inc.	54,503
		TOTAL	25,310,090
		Industrials—7.2%
1,304		AAR Corp.	44,884
13,194		ABB Ltd.	298,648
587		ABM Industries, Inc.	23,944
1,070	[1]	Acco Brands Corp.	14,338
1,678		Actuant Corp.	44,551
4,820		Alaska Air Group, Inc.	471,492
25,507		Alfa Laval	460,965
12,473		Allison Transmission Holdings, Inc.	448,779
885		Andritz AG	46,249
67,000		Asahi Glass Co. Ltd.	547,923
16,953		Ashtead Group PLC	348,523
208	[1]	Atkore International Group, Inc.	5,454
2,964		B/E Aerospace, Inc.	188,510
47,707		BAE Systems PLC	373,519
9,103		BWX Technologies, Inc.	422,743

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
2,387	[1]	Babcock & Wilcox Enterprises, Inc.	$39,385
6,486		Bollore SA	25,153
11,452		Boskalis Westminster N.V.	417,517
12,985		Bouygues SA	500,561
817		Brady (W.H.) Co.	31,250
114		Brenntag AG	6,543
221	[1]	Builders Firstsource, Inc.	2,860
8,702		Bunzl PLC	243,193
9,515		CIMIC Group Ltd.	275,151
9,945		Canadian National Railway, Co.	691,553
3,582		Chicago Bridge & Iron Co., N.V.	120,248
55		Comfort Systems USA, Inc.	2,098
1,837	[1]	Continental Building Product, Inc.	44,915
5,716		Crane Co.	413,210
4,401		DSV, De Sammensluttede Vognmad AS	216,767
96	[1]	DXP Enterprises, Inc.	3,360
9,540		Delta Air Lines, Inc.	476,332
34,480		Deutsche Lufthansa AG	505,428
20,052		Deutsche Post AG	687,516
1,551	[1]	DigitalGlobe, Inc.	49,089
17,309		Edenred	391,942
280	[1]	Engility Holdings, Inc.	8,767
556		EnPro Industries, Inc.	36,296
3,400		Fanuc Ltd.	670,182
3,265		FedEx Corp.	630,080
244		G & K Services, Inc., Class A	23,058
1,309		Geberit International AG	566,057
2,265		General Dynamics Corp.	429,920
20,091		General Electric Co.	598,913
231		Greenbrier Cos., Inc.	9,714
320		HNI Corp.	14,662
490	[1]	Harsco Corp.	6,909
1,072	[1]	Hawaiian Holdings, Inc.	52,153
6,180		Heico Corp., Class A	438,471
20,240	[1]	Hertz Global Holdings, Inc.	459,853
1,425		Hillenbrand, Inc.	51,799
3,014		Hochtief AG	460,141
4,101		Huntington Ingalls Industries, Inc.	896,068
1,072,200		Hutchison Port Holdings TR-U	407,169
45	[1]	ICF International, Inc.	1,933
31,105		IMI PLC	479,181
4,373		Illinois Tool Works, Inc.	577,280
10,673		Ingersoll-Rand PLC	847,009
650		Insperity, Inc.	54,112
1,843		Interface, Inc.	34,833
8,100		JGC Corp.	145,597
16,900		JTEKT Corp.	287,365
2,900		Japan Airlines Co. Ltd.	94,611
11,000		Kajima Corp.	71,669

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
1,776		Knoll, Inc.	$39,694
147		Kone Corp. OYJ, Class B	6,584
14,797		Koninklijke Philips NV	447,610
886		Korn/Ferry International	27,386
494		Kuehne & Nagel International AG - Reg	70,360
2,869		L3 Technologies, Inc.	482,910
196	[1]	MOOG, Inc., Class A	13,246
2,435	[1]	MRC Global, Inc.	49,211
252		MSA Safety, Inc.	18,207
4,598		Manpower Group, Inc.	446,190
82,800		Marubeni Corp.	536,072
8,355		Masco Corp.	282,232
1,541	[1]	Mastec, Inc.	60,484
3,010	[1]	Meritor, Inc.	49,213
11,100		Misumi Corp.	193,940
20,000		Mitsubishi Electric Corp.	293,563
1,356		Mueller Industries, Inc.	56,708
3,823		Mueller Water Products, Inc.	47,367
21,000		NGK Insulators Ltd.	452,605
1,451	[1]	NOW, Inc.	27,772
60,000		NWS Holdings Ltd.	109,376
223,000		Nippon Yusen KK	492,759
8,553		Osram Licht AG	508,717
6,412		Owens Corning, Inc.	375,038
3,335		Parker-Hannifin Corp.	516,391
16	[1]	Patrick Industries, Inc.	1,278
9,125		Prysmian S.p.A	232,289
28,716		Qantas Airways Ltd.	82,492
527		R.R. Donnelley & Sons Co.	8,838
8,751		Randstad Holdings N.V.	509,423
18,099		Relx PLC	338,168
18,034		Rexel SA	291,811
2,204	[1]	Rexnord Corp.	48,863
32,677		Royal Mail PLC	168,146
430		Ryder Systems, Inc.	32,743
500		SMC Corp.	141,909
5,173		SNC-Lavalin Group, Inc.	210,667
690	[1]	SPX Corp.	18,202
2,435		Schindler Holding AG	470,278
255		Schindler Holding AG - REG	48,764
5,600		Sembcorp Industries Ltd.	12,821
17,000		Shimizu Corp.	156,001
1,550		Siemens AG	201,733
9,600		Singapore Technologies Engineering Ltd.	25,269
298		Skf B	5,664
1,363		SkyWest, Inc.	47,909
23,551		Smiths Group PLC	437,149
10,692		Southwest Airlines Co.	617,998
6,122		Stanley Black & Decker, Inc.	778,412

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
2,908		Steelcase, Inc., Class A	$46,528
1,335	[1]	Swift Transportation Co.	28,996
9,000		Taisei Corp.	63,157
7,488		Toro Co.	450,852
11,400		Toyota Tsusho Corp.	340,261
23	[1]	Trex Co., Inc.	1,564
2,045	[1]	TriMas Corp.	45,092
424		Triumph Group, Inc.	11,787
145	[1]	TrueBlue, Inc.	3,763
3,121		Union Pacific Corp.	336,881
2,290		United Parcel Service, Inc.	242,190
1,734	[1]	Univar, Inc.	55,835
15		Universal Forest Products, Inc.	1,437
3,327		Vestas Wind Systems A/S	247,310
6,853		Volvo AB	89,296
2,896		Wolters Kluwer NV	118,710
6,221		Xylem, Inc.	299,354
7,100		Yamato Holdings Co. Ltd.	155,112
4,098		Zodiac SA	120,407
		TOTAL	30,387,389
		Information Technology—7.3%
1,942	[1]	ACI Worldwide, Inc.	38,005
357		AVX Corp.	5,541
125	[1]	Acacia Communications, Inc.	6,494
640	[1]	Adobe Systems, Inc.	75,738
928	[1]	Advanced Energy Industries, Inc.	57,629
6,690	[1]	Advanced Micro Devices, Inc.	96,737
6,761	[1]	Akamai Technologies, Inc.	423,239
1,448		Alliance Data Systems Corp.	351,835
1,411	[1]	Alphabet, Inc., Class A	1,192,196
1,624	[1]	Alphabet, Inc., Class C	1,336,893
4,607	[1]	Amkor Technology, Inc.	45,241
28,432		Apple, Inc.	3,894,900
16,409		Applied Materials, Inc.	594,334
395	[1]	Aspen Technology, Inc.	22,965
74,035	[2,3]	Auto Trader Group PLC	363,188
5,904		Automatic Data Processing, Inc.	605,868
3,139	[1]	Bankrate, Inc.	34,215
1,673	[1]	Benchmark Electronics, Inc.	52,030
110	[1]	Benefitfocus, Inc.	2,921
1,634		Broadcom Ltd.	344,660
22,800		Brother Industries Ltd.	430,103
292	[1]	Cavium, Inc.	19,129
251	[1]	Cirrus Logic, Inc.	13,574
40,713		Cisco Systems, Inc.	1,391,570
28,783	[1]	CommerceHub, Inc., Class C	470,602
3,437	[1]	CommScope Holdings Co., Inc.	130,778
1,109	[1]	Cornerstone OnDemand, Inc.	46,323
7,475	[1]	Dell Technologies, Inc.	474,588

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
828		Diebold Nixdorf, Inc.	$25,006
251	[1]	Diodes, Inc.	5,991
16,246	[1]	eBay, Inc.	550,739
3,897	[1]	Endurance International Group Holdings, Inc.	33,124
508	[1]	Entegris, Inc.	10,770
44,213		Ericsson LM, Class B	287,929
2,631		Evertec, Inc.	44,332
63	[1]	Fabrinet	2,618
14,802	[1]	Facebook, Inc.	2,006,263
1,834	[1]	Finisar Corp.	61,402
24,000		Fujitsu Ltd.	139,582
729	[1]	GOGO, Inc.	7,727
504	[1]	Gigamon, Inc.	17,161
4,000		Hitachi High-Technologies Corp.	166,759
66,000		Hitachi Ltd.	363,988
289	[1]	Insight Enterprises, Inc.	12,242
10,460		Intel Corp.	378,652
636		InterDigital, Inc.	53,456
1,011		International Business Machines Corp.	181,798
1,093	[1]	Ixia	21,423
364		j2 Global, Inc.	29,637
2,801		Lam Research Corp.	332,031
7,693		Linear Technology Corp.	496,814
130	[1]	Lumentum Holdings, Inc.	5,967
471	[1]	Macom Technology Solutions Holdings, Inc.	21,708
7,596	[1]	Manhattan Associates, Inc.	380,939
29,800		Marvell Technology Group Ltd.	464,880
1,174	[1]	MaxLinear, Inc.	30,571
1,671		Mentor Graphics Corp.	61,994
522		Methode Electronics, Inc., Class A	21,663
234	[1]	Microsemi Corp.	12,126
25,854		Microsoft Corp.	1,654,139
10,100		Mixi, Inc.	437,804
1,042		Monotype Imaging Holdings, Inc.	20,996
10,255	[1]	NCR Corp.	492,958
341		NIC, Inc.	7,195
8,808		NVIDIA Corp.	893,836
580	[1]	Netgear, Inc.	31,784
1,034		Oracle Corp.	44,038
3,400		Otsuka Corp.	172,546
5,201	[1]	PayPal Holdings, Inc.	218,442
201		Plantronics, Inc.	10,766
1,423		Progress Software Corp.	40,812
205	[1]	Proofpoint, Inc.	16,148
2,022		SAP SE	188,514
38,837		STMicroelectronics N.V.	592,781
23,903		Sage Group PLC/The	191,976
4,847	[1]	Salesforce.com, Inc.	394,303
590	[1]	ScanSource, Inc.	23,747

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
708		Science Applications International Corp.	$61,575
1,638	[1]	Semtech Corp.	54,791
35	[1]	Stamps.com, Inc.	4,413
134	[1]	Sykes Enterprises, Inc.	3,647
28,749		Symantec Corp.	821,359
7,147	[1]	Synopsys, Inc.	510,582
2,043		Syntel, Inc.	36,141
3,979		TE Connectivity Ltd.	296,316
90	[1]	Tableau Software, Inc.	4,747
172		TeleTech Holdings, Inc.	5,212
15,643		Teradyne, Inc.	444,887
10,206		Texas Instruments, Inc.	781,984
2,602		TiVo Corp.	48,137
4,600		Tokyo Electron Ltd.	459,420
2,783		Travelport Worldwide Ltd.	35,344
11,275	[1]	Trimble, Inc.	349,863
711	[1]	Ubiquiti Networks, Inc.	34,939
710		Universal Display Corp.	60,243
5,089	[1]	VMware, Inc., Class A	457,450
4,831	[1]	Vantiv, Inc.	315,851
1,025	[1]	Verint Systems, Inc.	38,694
5,980	[1]	Viavi Solutions, Inc.	59,920
2,327		Visa, Inc., Class A	204,636
495		Vishay Intertechnology, Inc.	7,846
474	[1]	WebMd Health Corp.	24,601
53,562		Xerox Corp.	398,501
12,842	[1]	Yahoo, Inc.	586,366
1,309	[1]	Yelp, Inc.	44,113
144,910	[1]	Zynga, Inc.	384,011
		TOTAL	30,718,962
		Materials—2.6%
4,027	[1]	AK Steel Holding Corp.	33,545
11,611	[1]	Anglo American PLC	182,450
25,000		Asahi Kasei Corp.	243,502
5,923		Avery Dennison Corp.	478,045
1,406		BASF SE	130,703
4,144		Barrick Gold Corp.	76,471
1,615	[1]	Boise Cascade Co.	43,767
3,391		Cabot Corp.	196,610
803		Chemours Co. (The)	27,029
1,042	[1]	Chemtura Corp.	34,542
660	[1]	Cliffs Natural Resources, Inc.	7,036
1,365	[1]	Coeur Mining, Inc.	11,725
2,463		Commercial Metals Corp.	52,043
7,160	[2,3]	Covestro AG	538,096
7,987	[1]	Crown Holdings, Inc.	428,023
892		EMS-Chemie Holdings Ag	507,790
3,562		Eagle Materials, Inc.	369,415
3,886		Ferroglobe PLC	41,930

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
89,998		Fortescue Metals Group Ltd.	$457,870
15		Givaudan SA	27,253
188,537		Glencore Xstrata PLC	754,232
37		Graphic Packaging Holding Co.	494
890		Greif, Inc., Class A	50,757
2,127	[1]	Headwaters, Inc.	48,921
43		Innophos Holdings, Inc.	2,279
7,590		Israel Chemicals Ltd.	32,295
1,392		Koninklijke DSM NV	91,479
44	[1]	Koppers Holdings, Inc.	1,929
29,800		Kuraray Co. Ltd.	452,234
1,476		Lanxess	100,219
1,864		Martin Marietta Materials	402,531
13,303		Mondi PLC	311,010
995		Newmarket Corp.	433,512
4,129		Newmont Mining Corp.	141,377
3,652		Rio Tinto PLC	148,967
5,181		Sealed Air Corp.	240,813
2,656		Sherwin-Williams Co.	819,482
7,500		Shin-Etsu Chemical Co. Ltd.	634,472
98		Sika AG	551,960
52		Stepan Co.	3,932
19,446		Teck Resources Ltd.	388,715
702		Trinseo SA	48,543
14,391		UPM - Kymmene Oyj	342,165
587	[1]	US Concrete, Inc.	36,981
7,194		Umicore	379,039
669		Valvoline, Inc.	14,999
1,703		Voest-alpine Stahl	71,724
2,590		Vulcan Materials Co.	312,380
75		Yara International ASA	2,851
		TOTAL	10,708,137
		Real Estate—1.5%
819		Alexander and Baldwin, Inc.	36,716
8,300		Ascendas Real Estate Investment Trust	14,830
14,909		Brixmor Property Group, Inc.	347,976
618		CBL & Associates Properties, Inc.	6,199
6,000		Capitacommercial Trust	6,696
267		Colony Starwood Homes	8,784
234		Coresite Realty Corp., REIT	21,076
1,295		Cousins Properties, Inc.	11,072
2,453		Crown Castle International Corp.	229,429
4,546		Deutsche Wohnen AG	156,257
59,664		Dexus Property Group	431,002
1,791		DiamondRock Hospitality Co.	19,468
15,723		Duke Realty Corp.	403,138
857		FelCor Lodging Trust, Inc.	6,213
8,163		Forest City Realty Trust, Inc., Class A	186,525
484		Four Corners Property Trust, Inc.	10,735

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
8,047		General Growth Properties, Inc.	$200,048
31,003		General Property Trust Group	116,904
474		Geo Group, Inc.	22,567
1,219		Global Net Lease, Inc.	9,996
1,610	[1]	HFF, Inc.	47,736
853		Hersha Hospitality Trust	16,642
1,000		Hysan Development Co. Ltd.	4,661
1,854		InfraREIT, Inc.	30,869
2,195		Intu Properties PLC	7,799
787		Investors Real Estate Trust	5,115
921	[1]	iStar Financial, Inc.	11,089
2,177		Kennedy-Wilson Holdings, Inc.	48,003
604		LaSalle Hotel Properties	17,456
45,698		LendLease Group	532,689
44,500		Link REIT	307,447
1,453	[1]	Marcus & Millichap Co., Inc.	39,740
499		Medical Properties Trust, Inc.	6,697
283,798		Mirvac Group	466,259
154		National Storage Affiliates Trust	3,730
1,424		New Senior Investment Group, Inc.	15,094
18,000		New World Development Co. Ltd.	23,532
494		NorthStar Realty Europe Corp.	5,997
1,028		Pebblebrook Hotel Trust	29,555
1,184		Potlatch Corp.	52,392
6,596		ProLogis, Inc.	336,726
1,067		RLJ Lodging Trust	24,285
14,304		Rayonier, Inc.	409,667
867		Re/Max Holdings, Inc.	49,852
145		Ryman Hospitality Properties, Inc.	9,348
334		Sabra Health Care REIT, Inc.	9,085
81,213		Scentre Group	270,977
35,368		Segro PLC	216,851
184		Seritage Growth Properties - A REIT	8,552
4,248		Smart Real Estate Investment Trust	106,920
2,282	[1]	St. Joe Co.	37,767
572		Summit Hotel Properties, Inc.	8,803
1,501		Sunstone Hotel Investors, Inc.	22,140
14,200		Suntec Real Estate Investment	17,514
215		Urban Edge Properties	5,962
8,843		Ventas, Inc.	575,237
15,951		Vereit, Inc.	144,676
2,143		Washington Prime Group, Inc.	19,866
5,979		Westfield Corp.	40,284
822		Xenia Hotels & Resorts, Inc.	14,443
		TOTAL	6,247,088
		Telecommunication Services—2.1%
21,487		AT&T, Inc.	897,942
7,724		BCE, Inc.	336,944
971	[1]	Cincinnati Bell, Inc.	18,740

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
321		Cogent Communications Holdings, Inc.	$13,305
45,833		Deutsche Telekom AG	792,617
302,095		HKT Trust and HKT Ltd.	403,243
14,730		Inmarsat PLC	130,143
24,400		KDDI Corp.	638,564
1,756		Koninklijke KPN NV	4,950
24,500		NTT Docomo, Inc.	582,496
12,100		Nippon Telegraph and Telephone Corp.	511,896
23,510		Orange SA	355,444
61,000		PCCW Ltd.	37,151
12,522		Rogers Communications, Inc., Class B	525,694
4,205	[1]	SBA Communications Corp.	486,813
240		Shenandoah Telecommunications Co.	6,744
400		SoftBank Group Corp.	29,770
4,500		StarHub Ltd.	9,244
10,061	[1]	T-Mobile USA, Inc.	629,114
45,650		Telefonica SA	466,988
101,256		Telia Co. AB	407,133
99,504		Telstra Corp. Ltd.	367,418
9,986		Verizon Communications	495,605
238,683		Vodafone Group PLC	598,303
2,842	[1]	Vonage Holdings Corp.	17,109
1,868		Windstream Holdings, Inc.	13,956
		TOTAL	8,777,326
		Utilities—2.1%
1,089		American States Water Co.	48,700
		Atlantica Yield PLC	13,426
3,284		Atmos Energy Corp.	257,104
63,415		AusNet Services	78,771
718		Black Hills Corp.	46,584
5,024		CMS Energy Corp.	223,668
13,976		CenterPoint Energy, Inc.	381,824
4,250		DTE Energy Co.	430,865
2,561	[2,3]	Dong Energy A/S	94,118
5,806		E.On SE	45,094
34,334		Electricite De France	337,234
4,489		Endesa SA	95,465
76,033		Enel S.p.A	326,598
45,524		Engie	557,114
287,000	[2,3]	HK Electric Investments Ltd.	251,328
8,203		Hawaiian Electric Industries, Inc.	272,996
104,309		Iberdrola SA	692,236
716		Idacorp, Inc.	59,378
2,469		NRG Yield, Inc.	42,961
40,141		National Grid PLC	486,197
80		New Jersey Resources Corp.	3,152
839		ONE Gas, Inc.	54,996
55,000		Osaka Gas Co.	212,071
13,929		PPL Corp.	513,702

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
37,500		Power Assets Holdings Ltd.	$336,503
6,483		Public Service Enterprises Group, Inc.	298,088
24,740		Red Electrica Corp., SA	446,292
15,326		SSE PLC	293,211
28,388		SUEZ	425,140
2,006		Sempra Energy	221,242
7,423		Severn Trent	215,073
92,796		Terna S.p.A	430,063
11,000	[1]	Tokyo Electric Power Co. Holdings, Inc.	42,327
751		WGL Holdings, Inc.	62,701
7,337		Westar Energy, Inc.	396,051
		TOTAL	8,692,273
		TOTAL COMMON STOCKS (IDENTIFIED COST $185,092,496)	219,333,874
		ASSET-BACKED SECURITIES—0.4%
$150,000		American Express Credit Account Master Trust 2014-1, Class A, 1.140%, 12/15/2021	150,622
164,741		AmeriCredit Automobile Receivables Trust 2015-1, Class A3, 1.260%, 11/08/2019	164,544
300,000	[2,3]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.770%, 06/15/2028	301,040
113,969		Navient Student Loan Trust 2014-1, Class A2, 1.088%, 03/27/2023	113,890
265,000	[2,3]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.121%, 09/27/2021	265,812
171,000	[2,3]	PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	169,404
160,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	160,905
157,218	[2,3]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	156,681
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,481,876)	1,482,898
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
156,542		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025	154,977
580,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	590,262
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $757,066)	745,239
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	249,039
225,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	216,326
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 09/10/2058	210,451
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	456,675
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	298,940
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	53,590
400,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	418,311
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	103,130
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,053,173)	2,006,462
		CORPORATE BONDS—7.0%
		Basic Industry - Chemicals—0.2%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	334,341
50,000		RPM International, Inc., 6.500%, 02/15/2018	52,318
285,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/01/2045	307,665
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	16,473
250,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 2/01/2025	243,127
		TOTAL	953,924

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—0.1%
$100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	$104,208
300,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	339,114
		TOTAL	443,322
		Basic Industry - Paper—0.0%
150,000	[1,4,6]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	184,379
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.774%, 2/15/2067	67,612
80,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	81,935
		TOTAL	333,926
		Capital Goods - Building Materials—0.1%
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	135,837
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/01/2025	194,011
		TOTAL	329,848
		Capital Goods - Diversified Manufacturing—0.2%
30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	40,922
200,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	200,002
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	109,997
300,000		Valmont Industries, Inc., 5.250%, 10/01/2054	270,994
40,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/01/2046	40,388
		TOTAL	662,303
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	119,422
		Communications - Cable & Satellite—0.1%
200,000		CCO Safari II LLC, 4.908%, 07/23/2025	211,354
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	22,372
		TOTAL	233,726
		Communications - Media & Entertainment—0.3%
100,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	110,589
310,000	[2,3]	British Sky Broadcasting Group PLC, Series 144A, 3.750%, 9/16/2024	313,798
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 03/11/2026	21,043
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	74,566
350,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	351,792
200,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	199,506
		TOTAL	1,071,294
		Communications - Telecom Wireless—0.0%
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	177,964
		Communications - Telecom Wirelines—0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	299,835
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	208,489
		TOTAL	508,324
		Consumer Cyclical - Automotive—0.1%
275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	280,136
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	70,609
200,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	203,683
		TOTAL	554,428
		Consumer Cyclical - Retailers—0.3%
100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	105,640

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	$295,517
119,844	[2,3]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	128,940
200,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	192,198
110,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	114,220
140,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	139,840
300,000		Tiffany & Co., Sr. Unsecd. Note, 4.900%, 10/01/2044	284,283
120,000		Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	108,268
50,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	52,075
		TOTAL	1,420,981
		Consumer Cyclical - Services—0.1%
250,000		Expedia, Inc., Sr. Unsecd. Note, 5.000%, 02/15/2026	263,977
250,000		Visa, Inc., Sr. Unsecd. Note, 1.200%, 12/14/2017	250,264
130,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	132,033
		TOTAL	646,274
		Consumer Non-Cyclical - Food/Beverage—0.2%
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	204,161
250,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	255,232
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	126,842
70,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	76,070
		TOTAL	662,305
		Consumer Non-Cyclical - Health Care—0.0%
50,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	51,068
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/01/2026	91,528
		Consumer Non-Cyclical - Products—0.1%
270,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	284,335
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	28,220
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	238,757
		TOTAL	266,977
		Energy - Independent—0.2%
100,000		Apache Corp., 4.250%, 01/15/2044	97,532
375,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	381,699
225,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	224,221
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	27,740
		TOTAL	731,192
		Energy - Integrated—0.2%
135,000		BP Capital Markets PLC, 3.119%, 5/04/2026	132,142
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	159,367
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	104,670
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	44,977
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	97,740
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	150,632
		TOTAL	689,528
		Energy - Midstream—0.3%
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	327,071
350,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	342,530
230,000		Enterprise Products Operating, Sr. Unsecd. Note, 3.950%, 02/15/2027	237,424

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	$100,022
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	80,677
100,000		Williams Partners LP, 4.900%, 1/15/2045	98,504
		TOTAL	1,186,228
		Energy - Oil Field Services—0.1%
140,000		Halliburton Co., Sr. Unsecd. Note, 3.800%, 11/15/2025	144,071
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	104,699
250,000	[2,3]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	263,510
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	84,250
		TOTAL	596,530
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	234,822
25,000		Valero Energy Corp., 9.375%, 03/15/2019	28,633
100,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	120,525
		TOTAL	383,980
		Financial Institution - Banking—1.2%
350,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	347,544
340,000		Associated Banc-Corp., Sub., 4.250%, 1/15/2025	339,185
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 04/01/2044	109,000
355,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	356,902
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	303,458
180,000		Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	183,312
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	300,653
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	246,226
150,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	153,901
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	243,028
330,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	336,385
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	401,343
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,638
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	61,132
100,000		J.P. Morgan Chase & Co., 6.750%, 01/29/2049	110,875
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	50,312
300,000		Morgan Stanley, Sr. Unsecd. Note, 2.177%, 01/27/2020	303,830
60,000,000		Rabobank Nederland NV, Utrecht, Series EMTN, 1.850%, 4/12/2017	535,047
162,039	[2,4,7]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	77,871
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	81,591
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	233,204
50,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.269%, 10/31/2023	50,998
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	42,648
		TOTAL	4,874,083
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	143,768
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	108,053
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	242,652
70,000	[2,3]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	72,225
		TOTAL	566,698
		Financial Institution - Finance Companies—0.1%
210,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.950%, 02/01/2022	217,583

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—0.1%
$315,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	$318,323
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	58,540
		TOTAL	376,863
		Financial Institution - Insurance - Life—0.2%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	35,684
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 01/15/2035	375,134
325,000	[2,3]	Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	317,897
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	15,575
100,000	[2,3]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	99,632
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	212,435
		TOTAL	1,056,357
		Financial Institution - Insurance - P&C—0.1%
75,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	76,961
140,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	140,811
300,000	[2,3]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 03/15/2035	367,452
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	46,983
		TOTAL	632,207
		Financial Institution - REIT - Apartment—0.2%
220,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	225,342
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	306,436
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	131,813
		TOTAL	663,591
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	103,824
		Financial Institution - REIT - Office—0.1%
100,000		Alexandria Real Estate Equities, Inc, Sr. Unsecd. Note, 3.95%, 01/15/2028	101,007
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 07/30/2029	310,366
		TOTAL	411,373
		Financial Institution - REIT - Other—0.1%
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	103,132
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	165,829
		TOTAL	268,961
		Financial Institution - REIT - Retail—0.0%
30,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	30,463
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	64,012
		Municipal Services—0.1%
137,987	[2,3]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	152,885
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	108,028
		TOTAL	260,913
		Sovereign—0.1%
255,000	[2,3]	Australia, Government of, Sr. Unsecd. Note, 4.000%, 06/21/2019	204,059
30,000,000		KfW, 2.050%, 02/16/2026	319,529
		TOTAL	523,588
		Technology—0.6%
300,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	303,045
100,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 08/04/2046	96,504
50,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	51,705

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$270,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	$280,709
320,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.020%, 06/15/2026	353,474
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	123,343
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	102,790
210,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	230,567
150,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series WI, 3.600%, 10/15/2020	153,987
300,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	301,419
380,000	[2,3]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	380,277
70,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	75,565
		TOTAL	2,453,385
		Transportation - Railroads—0.1%
140,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.150%, 4/01/2045	142,898
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	58,469
135,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	126,608
		TOTAL	327,975
		Transportation - Services—0.2%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	77,139
62,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	63,540
100,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	100,457
335,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	341,400
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	101,006
140,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	140,535
		TOTAL	824,077
		Utility - Electric—0.6%
130,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	132,053
300,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.500%, 12/01/2045	323,700
120,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	112,978
190,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 06/15/2046	196,530
270,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	268,384
300,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	297,954
9,511	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	9,596
100,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	107,470
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 01/27/2020	298,977
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 04/20/2046	146,811
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	201,518
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	400,698
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	44,014
125,000		Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	131,853
		TOTAL	2,672,536
		Utility - Natural Gas—0.1%
200,000		Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	203,198
300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	308,855
		TOTAL	512,053
		TOTAL CORPORATE BONDS (IDENTIFIED COST $28,944,559)	29,239,949
		MORTGAGE-BACKED SECURITIES—0.0%
2,217		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	2,555
1,463		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	1,722
2,729		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	3,092

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
$2,144		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	$2,442
1,191		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,358
2,621		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	2,985
3,215		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	3,308
537		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	553
3,196		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	3,670
2,531		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	2,877
8,888		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	10,065
1,952		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	1,997
2,477		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	2,533
5,767		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	6,565
9,614		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	10,696
4,571		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	4,701
902		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	1,057
393		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	456
3,904		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	4,524
1,277		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	1,340
54		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	57
8,759		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	9,944
3,750		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	4,256
2,939		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	3,289
6,376		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	7,031
8,376		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	9,788
4,350		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	5,103
10,712		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	12,416
16,628		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	19,400
461		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	512
2,182		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,559
1,665		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	1,878
358		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	419
197		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	227
4,640		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	5,390
3,481		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	4,002
481		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	543
4,542		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	5,225
3,722		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	4,255
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $146,469)	164,790
		FOREIGN GOVERNMENTS/AGENCIES—8.9%
		Sovereign—8.9%
150,000		Australia, Government of, Series 137, 2.750%, 04/21/2024	116,701
700,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.75%, 11/21/2027	534,315
690,000		Belgium, Government of, Series 68, 2.25%, 6/22/2023	839,500
680,000	[2,3]	Belgium, Government of, Series 74, 0.8%, 6/22/2025	744,624
200,000		Canada, Government of, Bond, 3.25%, 6/01/2021	164,526
480,000		Canada, Government of, Series WL43, 5.750%, 06/01/2029	515,883
1,136,000		France, Government of, 0.5%, 05/25/2025	1,194,259
840,000		France, Government of, 3.25%, 10/25/2021	1,029,894
700,000		France, Government of, Bond, 4.500%, 04/25/2041	1,148,855
1,670,000		Germany, Government of, 1.75%, 2/15/2024	2,025,000

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$300,000		Germany, Government of, Bond, Series 03, 4.75%, 7/04/2034	$535,129
760,000		Germany, Government of, Unsecd. Note, 1.000%, 08/15/2025	877,640
150,000		Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	173,546
200,000		Italy, Government of, 2.500%, 5/01/2019	222,622
1,000,000		Italy, Government of, 3.750%, 5/01/2021	1,192,460
220,000		Italy, Government of, 4.250%, 3/01/2020	259,974
1,280,000		Italy, Government of, Sr. Unsecd. Note, 0.65%, 10/15/2023	1,286,245
500,000		Italy, Government of, Unsecd. Note, 1.60%, 06/01/2026	510,091
58,000	[2,3]	Italy, Government of, Unsecd. Note, 3.25%, 9/01/2046	62,628
240,000,000		Japan, Government of, Series 313, 1.3%, 3/20/2021	2,262,338
170,000,000		Japan, Government of, Series 65, 1.9%, 12/20/2023	1,716,267
170,000,000		Japan, Government of, Series 87, 2.2%, 3/20/2026	1,810,221
247,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.1%, 12/20/2029	2,721,958
225,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.3%, 06/20/2035	2,266,323
170,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.7%, 9/20/2044	1,866,875
30,000		Mexico, Government of, Series MTNA, 6.750%, 09/27/2034	36,764
850,000	[2,3]	Netherlands, Government of, 1.75%, 7/15/2023	1,014,582
3,100,000		Poland, Government of, Unsecd. Note, Series 0726, 2.50%, 07/25/2026	690,812
1,235,000		Spain, Government of, 2.75%, 4/30/2019	1,395,168
510,000	[2,3]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	532,405
880,000	[2,3]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	1,025,499
400,000	[2,3]	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	475,882
2,600,000		Sweden, Government of, Series 1059, 1.00%, 11/12/2026	300,708
650,000		United Kingdom, Governme, Unsecd. Note, 4.25%, 6/07/2032	1,108,486
700,000		United Kingdom, Governmen, Unsecd. Note, 1.50%, 01/22/2021	909,202
1,410,000		United Kingdom, Government of, 1.75%, 9/07/2022	1,867,784
170,000		United Kingdom, Government of, 2.75%, 9/07/2024	241,141
380,000		United Kingdom, Government of, 3.25%, 1/22/2044	617,790
700,000		United Kingdom, Government of, 4.25%, 12/07/2027	1,141,247
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $38,572,458)	37,435,344
		MUNICIPAL BOND—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	109,252
		U.S. TREASURY—2.3%
213,692		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	207,431
1,030,950		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	1,049,769
1,935,454		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	1,961,677
1,050,000		United States Treasury Bond, 2.500%, 2/15/2046	950,224
345,000		United States Treasury Bond, 2.500%, 5/15/2046	311,994
3,000		United States Treasury Bond, 3.000%, 11/15/2045	3,009
2,800,000		United States Treasury Note, 0.750%, 2/28/2018	2,794,586
500,000		United States Treasury Note, 0.750%, 7/31/2018	497,780
750,000		United States Treasury Note, 0.750%, 8/31/2018	746,257
600,000		United States Treasury Note, 0.875%, 5/31/2018	599,021
100,000		United States Treasury Note, 1.000%, 10/15/2019	98,930

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		U.S. TREASURY—continued
$650,000		United States Treasury Note, 1.250%, 12/31/2018	$650,528
		TOTAL U.S. TREASURY (IDENTIFIED COST $9,826,580)	9,871,206
		EXCHANGE-TRADED FUNDS—9.0%
618,150		iShares Core MSCI Emerging Markets ETF	28,533,804
38,855		iShares S&P 500 Index Fund ETF	9,248,656
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $37,309,774)	37,782,460
		PURCHASED CALL OPTION—0.0%
2,100,000		JPM USD CALL/JPY PUT (Call-Option), Strike Price: $111.80; Expiration Date: 3/7/2017 (IDENTIFIED COST $12,285)	12,285
		Warrant—0.0%
		Materials—0.0%
5,107	[1]	Ferroglobe Representation & Warranty Insurance Trust, Warrants (IDENTIFIED COST $0)	0
		INVESTMENT COMPANIES—16.2%[5]
3,434,422		Emerging Markets Core Fund	34,653,323
320,551		Federated Bank Loan Core Fund	3,263,208
2,180,235		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[8]	2,180,889
1,855,809		Federated Mortgage Core Portfolio	18,224,042
482,656		Federated Project and Trade Finance Core Fund	4,479,045
790,126		High Yield Bond Portfolio	5,088,413
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $67,518,630)	67,888,920
		TOTAL INVESTMENTS—96.8% (IDENTIFIED COST $371,805,366)[9]	406,072,679
		OTHER ASSETS AND LIABILITIES - NET—3.2%[10]	13,548,748
		TOTAL NET ASSETS—100%	$419,621,427
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1CBOE VIX Volatility Index Short Futures	138	$2,114,850	April 2017	$(12,179)
[1]Canada 10-Year Bond Short Futures	13	$1,344,338	June 2017	$(3,256)
1DAX Index Short Futures	41	$12,864,473	March 2017	$95,495
[1]Euro Bund Short Futures	48	$8,443,838	March 2017	$(16,116)
1FTSE JSE Top 40 Short Futures	318	$10,695,273	March 2017	$190,391
1FTSE 100 Index Short Futures	244	$21,997,570	March 2017	$(29,572)
1IBEX 35 Index Short Futures	23	$2,330,114	March 2017	$(3,236)
[1]Japan 10-Year Bond Short Futures	3	$4,021,007	March 2017	$(17,370)
1KOSPI2 Index Short Futures	20	$2,385,585	March 2017	$2,651
[1]Long GILT Short Futures	50	$7,893,669	June 2017	$(57,769)
1MSCI Singapore IX ETS Short Futures	275	$6,757,261	March 2017	$39,700
[1]Mini MSCI Emerging Market Short Futures	225	$10,471,500	March 2017	$92,998
1SPI 200 Short Futures	53	$5,774,248	March 2017	$78,359
1S&P 500 E-Mini Short Futures	226	$26,699,640	March 2017	$(214,737)
[1]Swiss Market Index Short Futures	74	$6,220,760	March 2017	$4,524
[1]United States Treasury Notes 10-Year Short Futures	77	$9,592,516	June 2017	$(33,064)
[1]Amsterdam Index Long Futures	118	$12,383,405	March 2017	$46,202
[1]Australia 10-Year Bond Long Futures	117	$11,504,156	March 2017	$51,863
1CAC 40 10-Year Euro Long Futures	420	$21,615,563	March 2017	$(137,027)

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]Euro BTP Long Futures	43	$6,053,695	March 2017	$65,607
1FTSE/MIB Index Long Futures	30	$3,006,893	March 2017	$(25,187)
[1]Hang Seng Index Long Futures	14	$2,140,875	March 2017	$(33,945)
1MSCI Taiwan Index Long Futures	79	$2,836,100	March 2017	$(14,380)
1OMXS 30 Index Long Futures	1,171	$20,234,277	March 2017	$(214,383)
1S&P/TSX 60 IX Long Futures	195	$26,605,858	March 2017	$(604,895)
1TOPIX Index Long Futures	55	$7,509,903	March 2017	$(5,412)
[1]United States Treasury Notes 2-Year Long Futures	120	$25,968,750	June 2017	$16,660
[1]United States Treasury Notes 10-Year Long Futures	29	$3,612,766	June 2017	$387
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(737,691)
The average notional value of long and short futures contracts held by the Fund throughout the period was $131,651,728 and $138,679,944, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/2/2017	JPMorgan Chase	1,950,000 AUD	$1,493,930	$1,135
3/2/2017	JPMorgan Chase	1,984,000 CAD	$1,514,839	$(21,080)
3/2/2017	JPMorgan Chase	14,690,000 CHF	$14,641,386	$(15,011)
3/2/2017	Barclays Bank PLC	14,690,000 CHF	$14,641,974	$(15,599)
3/2/2017	JPMorgan Chase	9,022,500 EUR	$9,506,592	$51,839
3/2/2017	JPMorgan Chase	1,099,000 GBP	$1,364,348	$(653)
3/2/2017	JPMorgan Chase	799,925,000 JPY	$7,044,987	$75,267
3/2/2017	JPMorgan Chase	77,507,000 MXN	$3,785,928	$71,773
3/2/2017	JPMorgan Chase	22,288,000 SEK	$2,495,231	$(26,085)
3/2/2017	JPMorgan Chase	21,030,000 SGD	$14,782,157	$224,265
3/2/2017	JPMorgan Chase	3,895,000 TRY	$1,071,132	$(1,105)
3/2/2017	JPMorgan Chase	8,000,000 TRY	$2,199,881	$(2,136)
3/6/2017	Morgan Stanley	2,520,000 EUR	307,016,640 JPY	$(62,970)
3/9/2017	JPMorgan Chase	6,527,000 AUD	$5,006,852	$(3,449)
3/9/2017	JPMorgan Chase	1,984,000 CAD	$1,508,435	$(14,617)
3/9/2017	Citibank N.A.	10,029,970 CHF	$9,956,401	$33,410
3/9/2017	JPMorgan Chase	7,117,500 EUR	$7,512,703	$29,423
3/9/2017	Citibank N.A.	4,669,000 GBP	$5,800,540	$(6,403)
3/9/2017	JPMorgan Chase	77,873,000 MXN	$3,917,538	$(45,783)
3/9/2017	JPMorgan Chase	6,966,000 NZD	$5,011,430	$4,998
3/9/2017	JPMorgan Chase	22,402,000 SEK	$2,494,894	$(12,403)
3/9/2017	JPMorgan Chase	4,268,000 SGD	$3,042,697	$2,938
3/9/2017	JPMorgan Chase	3,763,000 TRY	$1,042,763	$(10,976)
3/15/2017	Citibank N.A.	1,700,550,000 KRW	$1,500,000	$4,063
3/15/2017	Citibank N.A.	1,789,901,900 KRW	$1,487,000	$96,091
3/15/2017	Citibank N.A.	3,166,800,000 KRW	$2,800,000	$898
3/15/2017	Citibank N.A.	5,592,132,000 KRW	$4,914,000	$31,999
3/16/2017	JPMorgan Chase	2,694,000 CAD	$2,054,100	$(25,597)
3/16/2017	JPMorgan Chase	3,686,000 CAD	$2,806,883	$(31,433)
3/16/2017	JPMorgan Chase	4,589,000 CAD	$3,499,290	$(43,908)
3/16/2017	Morgan Stanley	10,064,900 CHF	$10,000,000	$29,048
5/23/2017	Bank of America N.A.	1,400,000 AUD	$1,078,028	$(6,573)
5/23/2017	Goldman Sachs	4,000,000 AUD	$3,069,540	$(8,241)
5/23/2017	Credit Agricole CIB	1,492,137 CAD	$1,150,000	$(25,780)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
5/23/2017	JPMorgan Chase	1,502,066 CAD	$1,150,000	$(18,299)
5/23/2017	JPMorgan Chase	700,000 EUR	15,423,690 MXN	$(14,505)
5/23/2017	JPMorgan Chase	550,000 GBP	$691,670	$(7,883)
5/23/2017	BNP Paribas SA	172,237,200 JPY	13,600,000 SEK	$25,743
5/23/2017	Citibank N.A.	40,492,552 JPY	$360,000	$1,692
5/23/2017	JPMorgan Chase	257,014,811 JPY	$2,300,000	$(4,267)
5/23/2017	Credit Agricole CIB	15,412,125 MXN	$750,000	$8,312
5/23/2017	Barclays Bank PLC	12,800,000 NOK	13,614,976 SEK	$13,336
5/23/2017	JPMorgan Chase	1,100,000 NZD	$790,460	$(66)
5/23/2017	JPMorgan Chase	6,661,650 SEK	$750,000	$(9,023)
5/23/2017	JPMorgan Chase	6,668,363 SEK	$750,000	$(8,277)
5/23/2017	JPMorgan Chase	7,105,760 SEK	$800,000	$(9,625)
5/23/2017	JPMorgan Chase	19,512,780 ZAR	$1,500,000	$(33,619)
5/23/2017	Bank of America N.A.	19,750,500 ZAR	$1,500,000	$(15,754)
Contracts Sold:
3/2/2017	JPMorgan Chase	1,950,000 AUD	$1,494,899	$(166)
3/2/2017	JPMorgan Chase	1,984,000 CAD	$1,508,368	$14,609
3/2/2017	JPMorgan Chase	4,690,000 CHF	$4,674,783	$5,096
3/2/2017	JPMorgan Chase	10,000,000 CHF	$9,966,616	$9,927
3/2/2017	JPMorgan Chase	14,690,000 CHF	$14,655,647	$29,272
3/2/2017	JPMorgan Chase	9,022,500 EUR	$9,603,443	$45,011
3/2/2017	Citibank N.A.	1,099,000 GBP	$1,377,338	$13,643
3/2/2017	JPMorgan Chase	799,925,000 JPY	$7,000,687	$(119,567)
3/2/2017	JPMorgan Chase	77,507,000 MXN	$3,801,354	$(56,347)
3/2/2017	JPMorgan Chase	22,288,000 SEK	$2,481,494	$12,347
3/2/2017	JPMorgan Chase	8,543,000 SGD	$6,025,375	$(70,672)
3/2/2017	JPMorgan Chase	12,487,000 SGD	$8,796,381	$(113,994)
3/2/2017	JPMorgan Chase	11,895,000 TRY	$3,233,723	$(34,049)
3/6/2017	Morgan Stanley	2,520,000 EUR	305,795,700 JPY	$52,101
3/9/2017	JPMorgan Chase	6,527,000 AUD	$4,999,535	$(3,868)
3/9/2017	JPMorgan Chase	1,984,000 CAD	$1,512,802	$18,984
3/9/2017	Citibank N.A.	10,029,970 CHF	$10,000,000	$10,189
3/9/2017	JPMorgan Chase	7,117,500 EUR	$7,501,292	$(40,834)
3/9/2017	Citibank N.A.	4,669,000 GBP	$5,788,001	$(6,135)
3/9/2017	JPMorgan Chase	339,171,720 JPY	$3,000,000	$(19,461)
3/9/2017	JPMorgan Chase	799,925,000 JPY	$7,046,319	$(74,978)
3/9/2017	JPMorgan Chase	77,873,000 MXN	$3,799,649	$(72,107)
3/9/2017	Citibank N.A.	6,966,000 NZD	$4,998,342	$(18,085)
3/9/2017	JPMorgan Chase	22,402,000 SEK	$2,486,797	$4,306
3/9/2017	JPMorgan Chase	4,268,000 SGD	$2,999,588	$(46,046)
3/9/2017	JPMorgan Chase	3,763,000 TRY	$1,032,786	$1,000
3/15/2017	Citibank N.A.	3,306,514,500 KRW	$2,778,000	$(146,469)
3/15/2017	Citibank N.A.	3,970,835,600 KRW	$3,452,000	$(60,032)
3/15/2017	Citibank N.A.	5,088,528,000 KRW	$4,320,000	$(180,583)
3/15/2017	Citibank N.A.	5,259,389,300 KRW	$4,423,000	$(228,703)
3/15/2017	Citibank N.A.	5,350,515,000 KRW	$4,576,610	$(155,689)
3/16/2017	JPMorgan Chase	1,955,000 AUD	$1,499,410	$1,007
3/16/2017	JPMorgan Chase	2,694,000 CAD	$2,059,297	$30,794
3/16/2017	JPMorgan Chase	3,686,000 CAD	$2,817,605	$42,155
3/16/2017	JPMorgan Chase	9,471,000 EUR	$9,999,380	$(40,178)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
3/16/2017	Citibank N.A.	2,016,000 GBP	$2,500,569	$(1,761)
3/16/2017	JPMorgan Chase	169,050,000 MXN	$8,495,581	$99,249
3/16/2017	JPMorgan Chase	2,781,000 NZD	$2,000,233	$(2,036)
3/16/2017	Citibank N.A.	31,557,000 SEK	$3,498,915	$539
3/16/2017	Citibank N.A.	5,420,000 TRY	$1,499,756	$16,484
5/23/2017	Barclays Bank PLC	2,200,000 AUD	2,343,440 NZD	$140
5/23/2017	Bank of America N.A.	1,400,000 AUD	$1,070,440	$(1,015)
5/23/2017	Barclays Bank PLC	2,000,000 AUD	$1,531,564	$914
5/23/2017	Goldman Sachs	4,000,000 AUD	$3,018,000	$(43,299)
5/23/2017	Citibank N.A.	395,627 CAD	$300,000	$1,923
5/23/2017	JPMorgan Chase	2,992,768 CAD	$2,300,000	$45,161
5/23/2017	JPMorgan Chase	700,000 EUR	15,494,780 MXN	$18,002
5/23/2017	Citibank N.A.	1,500,000 EUR	$1,583,640	$(11,453)
5/23/2017	JPMorgan Chase	400,000 GBP	$502,029	$4,729
5/23/2017	Citibank N.A.	550,000 GBP	$691,089	$7,302
5/23/2017	Citibank N.A.	1,500,000 GBP	$1,871,681	$6,806
5/23/2017	BNP Paribas SA	169,524,000 JPY	13,600,000 SEK	$(1,508)
5/23/2017	JPMorgan Chase	12,279,198 JPY	$110,000	$319
5/23/2017	JPMorgan Chase	40,186,468 JPY	$360,000	$1,042
5/23/2017	Barclays Bank PLC	257,312,500 JPY	$2,300,000	$1,608
5/23/2017	JPMorgan Chase	15,505,088 MXN	$750,000	$(12,886)
5/23/2017	Barclays Bank PLC	12,800,000 NOK	13,558,016 SEK	$(19,672)
5/23/2017	JPMorgan Chase	1,100,000 NZD	$783,511	$(6,882)
5/23/2017	JPMorgan Chase	7,098,924 SEK	$800,000	$10,385
5/23/2017	Morgan Stanley	13,166,250 SEK	$1,500,000	$35,515
5/23/2017	Barclays Bank PLC	19,972,500 ZAR	$1,500,000	$(929)
5/23/2017	Bank of America N.A.	20,076,000 ZAR	$1,500,000	$(8,707)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(852,442)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $12,546,515 and $12,807,675, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average notional amount of purchased put options held by the Fund throughout the period was $44,958. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $9,871,874, which represented 2.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2017, these liquid restricted securities amounted to $9,794,003, which represented 2.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 28, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$159,348	$77,871
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Affiliated holdings and company.

Transactions involving the affiliated company during the period ended February 28, 2017, were as follows:
Affiliates	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2017	Value	Dividend Income	Capital Gain Distributions
Dyax Corp., CVR	1,200	—	—	1,200	$1,332	$—	$—
Transactions involving the affiliated holdings during the period ended February 28, 2017, were as follows:
	Emerging Markets Core Fund	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2016	3,909,381	328,747	2,515,694	2,299,720	477,719	965,365	10,496,626
Purchases/ Additions	68,954	3,650	46,404,480	14,054	4,937	13,480	46,509,555
Sales/ Reductions	(543,913)	(11,846)	(46,739,939)	(457,965)	—	(188,719)	(47,942,382)
Balance of Shares Held 2/28/2017	3,434,422	320,551	2,180,235	1,855,809	482,656	790,126	9,063,799
Value	$34,653,323	$3,263,208	$2,180,889	$18,224,042	$4,479,045	$5,088,413	$67,888,920
Dividend Income	$846,859	$37,133	$16,081	$137,814	$45,848	$85,920	$1,169,655
6	Issuer in default.
7	Partial payment received at last payment date.
8	7-day net yield.
9	At February 28, 2017, the cost of investments for federal tax purposes was $371,805,366. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $34,267,313. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,839,667 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,572,354.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$122,128,516	$—	$1,332	$122,129,848
International	8,714,042	88,489,984	—	97,204,026
Debt Securities:
Asset-Backed Securities	—	1,482,898	—	1,482,898
Commercial Mortgage-Backed Securities	—	745,239	—	745,239
Collateralized Mortgage Obligations	—	2,006,462	—	2,006,462
Corporate Bonds	—	29,162,078	77,871	29,239,949
Mortgage-Backed Securities	—	164,790	—	164,790
Foreign Governments/Agencies	—	37,435,344		37,435,344
Municipal Bond	—	109,252	—	109,252
U.S. Treasury	—	9,871,206	—	9,871,206
Exchange-Traded Funds	37,782,460	—	—	37,782,460
Purchased Call Options	—	12,285	—	12,285
Warrant	—	0	—	0
Investment Companies[1]	2,180,889	—	—	67,888,920
TOTAL SECURITIES	$170,805,907	$169,779,538	$79,203	$406,072,679
Other Financial Instruments[2]
Assets	$684,837	$1,246,789	$—	$1,931,626
Liabilities	(1,422,528)	(2,099,231)	—	(3,521,759)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(737,691)	$(852,442)	$—	$(1,590,133)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $65,708,031 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
ETF	—Exchange - Traded Fund
EUR	—Euro
GBP	—British Pound
GO	—General Obligation
JPY	—Japanese Yen
KRW	—South Korean Wan
MBIA	—National Public Finance Guarantee Corp. (as restructured from MBIA Insurance Corp.)
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
USD	—United States Dollar
ZAR	—South African Rand

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017